RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Schedule of Sensitivity Analysis for Changes in Bunker Prices (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Changes in profit/loss before tax for the following year	$ (25.9)	$ (22.1)	$ (22.6)
Changes in equity for the following year	$ (25.9)	$ (22.1)	$ (22.6)